UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 91.7%
	COMMON STOCKS – 87.7%
	AEROSPACE & DEFENSE – 3.4%
174,084	MTU Aero Engines Holding	$11,820,156
	AUTO COMPONENTS – 6.1%
165,000	Continental*	14,907,376
188,344	ElringKlinger	5,947,874
		20,855,250
	CHEMICALS – 13.1%
247,760	Lanxess	18,555,941
360,000	Symrise	10,569,280
71,364	Wacker Chemie	16,070,837
		45,196,058
	COMPUTERS & PERIPHERALS – 3.0%
127,727	Wincor Nixdorf	10,354,505
	CONSTRUCTION & ENGINEERING – 8.1%
108,181	Bilfinger Berger	9,402,416
171,567	Hochtief	18,478,126
		27,880,542
	ELECTRICAL EQUIPMENT – 2.5%
60,686	SGL Carbon*†	2,974,358
160,000	Tognum	5,766,816
		8,741,174
	HEALTH CARE PROVIDERS & SERVICES – 1.4%
190,000	Celesio	4,672,341
	HOTELS, RESTAURANTS & LEISURE – 0.3%
100,000	TUI*	1,196,643
	HOUSEHOLD DURABLES – 0.3%
118,886	Loewe	1,088,110
	INDUSTRIAL CONGLOMERATES – 4.2%
172,583	Rheinmetall	14,319,027
	INSURANCE – 2.7%
170,000	Hannover Rueckversicherung	9,293,386
	INTERNET SOFTWARE & SERVICES – 2.6%
500,966	United Internet	9,028,059

Shares	Description	Value(a)
	MACHINERY – 7.7%
473,046	GEA Group	$15,599,903
200,000	Gildemeister	4,526,610
298,963	MAX Automation	1,696,914
32,714	Pfeiffer Vacuum Technology	4,594,767
		26,418,194
	MEDIA – 1.4%
30,000	Axel Springer	4,855,108
	METALS & MINING – 4.7%
160,000	Aurubis	8,551,462
95,000	Salzgitter	7,508,638
		16,060,100
	PROFESSIONAL SERVICES – 1.0%
50,000	Bertrandt	3,370,125
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.2%
202,041	Deutsche Euroshop	7,726,462
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.5%
280,000	Aixtron†	12,275,202
201,957	Solarworld†	3,295,635
		15,570,837
	SOFTWARE – 6.7%
180,000	PSI†	5,008,786
110,000	Software	18,246,921
		23,255,707
	SPECIALTY RETAIL – 2.9%
52,000	Douglas Holdings	2,841,576
50,000	Fielmann†	4,728,817
120,000	Tom Tailor Holding*	2,332,836
		9,903,229
	TEXTILES, APPAREL & LUXURY GOODS – 0.5%
5,647	Puma	1,658,310
	THRIFTS & MORTGAGE FINANCE – 1.5%
160,000	Aareal Bank*	5,137,915
	TRADING COMPANIES & DISTRIBUTORS – 4.3%
55,000	Brenntag*	6,115,606
260,000	Kloeckner & Co.*	8,677,469
		14,793,075

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 91.7% (continued)
	TRANSPORTATION INFRASTRUCTURE – 2.6%
120,000	Fraport	$8,805,179
	Total Common Stocks (cost $196,058,770 )	301,999,492
	PREFERRED STOCKS – 4.0%
	HEALTH CARE EQUIPMENT & SUPPLIES – 0.8%
62,632	Sartorius (cost $691,433)	2,728,456
	MACHINERY – 1.1%
95,000	Jungheinrich (cost $3,195,087)	3,821,722
	MEDIA – 2.1%
245,000	ProSiebenSat.1 Media (cost $5,665,065)	7,180,814
	Total Preferred Stocks (cost $9,551,585)	13,730,992
	RIGHTS – 0.0%
	MACHINERY – 0.0%
200,000	Gildemeister (cost $0)*	133,670
	Total Investments in German Securities (cost $205,610,355)	315,864,154
INVESTMENTS IN DUTCH COMMON STOCKS – 8.4%
	AEROSPACE & DEFENSE – 5.8%
689,645	EADS*	20,100,572
	LIFE SCIENCES TOOLS & SERVICES – 2.6%
445,887	QIAGEN*	8,918,099
	Total Investments in Dutch Common Stocks (cost $24,025,611)	29,018,671
	Total Investments in Common and Preferred Stocks – 100.1% (cost $229,635,966)	344,882,825

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 5.9%
20,408,329	Daily Assets Fund Institutional, 0.22% (cost $20,408,329)(b)(c)	$20,408,329
CASH EQUIVALENTS – 0.0%
16,275	Central Cash Management Fund, 0.17% (cost $16,275)(c)	16,275
	Total Investments – 106.0% (cost $250,060,570)**	365,307,429
	Other Assets and Liabilities, Net – (6.0%)	(20,812,001)
	NET ASSETS – 100.0%	$344,495,428

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

  *  Non-income producing security.

  **  The cost for federal income tax purposes was $251,654,213. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $113,653,216. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $117,174,264 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,521,048.

  †  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $19,701,611, which is 5.7% of the net assets.

  (a)  Value stated in US dollars.

  (b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

  (c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2011 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$315,864,154	$—	$—	$315,864,154
Netherlands	29,018,671	—	—	29,018,671
Short-Term Instruments(d)	20,424,604	—	—	20,424,604
Total	$365,307,429	$—	$—	$365,307,429

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

(d) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 18. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 18. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18. 2011